UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:	June 30, 2014

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 4.2%
44,700	Cardtronics, Inc. *	1,736,595
19,100	Moody’s Corp.	1,515,012
31,200	Nielsen Holdings NV	1,392,456
31,500	Robert Half International, Inc.	1,321,425
13,900	Towers Watson & Co.	1,585,295

		7,550,783

Communications - 1.0%
19,500	SBA Communications Corp. *	1,773,720

Consumer Durables - 3.5%
8,000	Fossil Group, Inc. *	932,880
15,900	Polaris Industries, Inc.	2,221,389
27,000	Snap-On, Inc.	3,063,960

		6,218,229

Consumer Non-Durables - 4.8%
52,200	Coca-Cola Enterprises, Inc.	2,493,072
88,300	Iconix Brand Group, Inc. *	3,467,541
28,900	Michael Kors Holdings, Ltd. *	2,695,503

		8,656,116

Consumer Services - 6.3%
16,000	AMC Networks, Inc. *	1,169,440
5,300	Chipotle Mexican Grill, Inc. *	3,010,665
67,100	Dunkin’ Brands Group, Inc.	3,367,078
53,600	Lions Gate Entertainment Corp.	1,432,728
39,532	Marriott International, Inc.	2,214,583

		11,194,494

Electronic Technology - 6.9%
26,600	3D Systems Corp. *	1,573,390
43,700	Avago Technologies, Ltd.	2,814,717
102,400	Ciena Corp. *	2,328,576
11,100	F5 Networks, Inc. *	1,183,593
29,500	Linear Technology Corp.	1,436,355
80,800	Skyworks Solutions, Inc. *	3,031,616

		12,368,247

Energy Minerals - 4.6%
17,600	Continental Resources, Inc. *	2,187,152
44,700	Gulfport Energy Corp. *	3,181,746
22,100	Marathon Petroleum Corp.	1,923,584
20,400	Southwestern Energy Co. *	938,604

		8,231,086

Finance - 9.6%
13,000	Affiliated Managers Group, Inc. *	2,600,650
29,000	Ameriprise Financial, Inc.	3,192,030
19,800	Arthur J Gallagher & Co.	942,084
24,700	Discover Financial Services	1,437,293
29,700	First Republic Bank	1,603,503
7,200	Intercontinentalexchange Group, Inc. *	1,424,376

Quantity	Name of Issuer	Fair Value ($)

32,200	Marsh & McLennan Cos., Inc.	1,587,460
17,600	Signature Bank/New York NY *	2,210,384
26,200	T Rowe Price Group, Inc.	2,157,570

		17,155,350

Health Services - 2.0%
25,000	Express Scripts Holding Co. *	1,877,250
14,500	Stericycle, Inc. *	1,647,490

		3,524,740

Health Technology - 8.4%
8,600	Actavis, PLC *	1,770,310
12,800	Alexion Pharmaceuticals, Inc. *	1,947,264
18,300	Allergan, Inc.	2,271,030
13,700	Celgene Corp. *	1,912,520
7,900	Cubist Pharmaceuticals, Inc. *	577,885
13,400	IDEXX Laboratories, Inc. *	1,626,760
10,300	Jazz Pharmaceuticals, PLC *	1,428,404
20,950	Thermo Fisher Scientific, Inc.	2,519,028
14,200	Vertex Pharmaceuticals, Inc. *	1,004,224

		15,057,425

Industrial Services - 6.5%
34,800	Chicago Bridge & Iron Co. NV	3,032,820
18,000	Fluor Corp.	1,399,140
13,900	Jacobs Engineering Group, Inc. *	882,650
7,100	Oceaneering International, Inc.	510,206
14,950	Schlumberger, Ltd.	1,457,625
44,000	Seadrill, Ltd.	1,547,040
65,400	Waste Connections, Inc.	2,868,444

		11,697,925

Non-Energy Minerals - 0.5%
9,300	Eagle Materials, Inc.	824,538

Process Industries - 6.6%
17,200	Airgas, Inc.	1,831,972
5,500	CF Industries Holdings, Inc.	1,433,520
33,300	Ecolab, Inc.	3,596,067
37,300	FMC Corp.	2,855,688
20,100	International Paper Co.	922,188
20,600	Scotts Miracle-Gro Co.	1,262,368

		11,901,803

Producer Manufacturing - 11.4%
31,600	AGCO Corp.	1,743,056
51,700	AMETEK, Inc.	2,662,033
20,300	Cummins, Inc.	3,024,497
11,621	Eaton Corp., PLC	872,970
28,800	Flowserve Corp.	2,256,192
15,500	MSC Industrial Direct Co., Inc.	1,341,060
11,900	Precision Castparts Corp.	3,007,844
17,400	SPX Corp.	1,710,594
61,700	Trimble Navigation, Ltd. *	2,398,279

See accompanying notes to schedule of investments.
MARCH 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

6,100	Trinity Industries, Inc.	439,627
3,500	WW Grainger, Inc.	884,310

		20,340,462

Retail Trade - 8.8%
66,100	Dick’s Sporting Goods, Inc.	3,609,721
13,100	Dollar Tree, Inc. *	683,558
26,600	Lululemon Athletica, Inc. *	1,398,894
58,600	Macy’s, Inc.	3,474,394
18,300	Nordstrom, Inc.	1,142,835
59,100	TJX Cos., Inc.	3,584,415
19,500	Ulta Salon Cosmetics & Fragrance, Inc. *	1,900,860

		15,794,677

Technology Services - 10.0%
37,400	ANSYS, Inc. *	2,880,548
31,100	Aspen Technology, Inc. *	1,317,396
62,200	Cognizant Technology Solutions Corp. *	3,147,942
19,200	CommVault Systems, Inc. *	1,247,040
12,400	Concur Technologies, Inc. *	1,228,468
20,400	Informatica Corp. *	770,712
5,600	LinkedIn Corp. *	1,035,664
2,850	priceline.com, Inc. *	3,396,886
20,700	Ultimate Software Group, Inc. *	2,835,900

		17,860,556

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.4%
19,800	Alaska Air Group, Inc.	1,847,538
23,700	Ryder System, Inc.	1,894,104
21,400	Swift Transportation Co. *	529,650

		4,271,292

Utilities - 1.5%
51,500	Calpine Corp. *	1,076,865
35,300	Wisconsin Energy Corp.	1,643,215

		2,720,080

Total Common Stocks (cost: $99,317,859)		177,141,523

Total Investments in Securities - 99.0% (cost: $99,317,859)		177,141,523
Other Assets and Liabilities, net - 1.0%		1,817,342

Total Net Assets - 100.0%		$178,958,865

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	177,141,523	—	—	177,141,523
Total:	177,141,523	—	—	177,141,523

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2014 is included with the Fund’s schedule of investments.

At March 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$78,682,534	($858,870)	$77,823,664	$99,317,859

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	May 8, 2014